CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	$ 1,010,427	$ 286,487	$ 628,395
Accounts receivable, net	26,094,450	26,858,114	23,440,650
Accounts receivable - related party	2,844,572	2,901,300	3,468,564
Marketable securities	12,551	6,696	222,792
Inventory	4,007,977	3,147,276	3,292,557
Loans receivable	375,195	4,410,689	0
Prepaid expenses and other current assets	1,944,720	2,987,687
Prepaid expenses and other current assets - related party	4,368,794	2,992,459	5,148,441
Operating lease right-of-use asset	775,545	834,468	833,763
Financing lease right-of-use asset	192,822	211,099	269,131
TOTAL CURRENT ASSETS	41,627,053	40,878,730	40,772,946
Property and equipment, net	1,777,889	1,880,659	1,757,213
Goodwill and intangible assets, net	464,630	493,160	230,506
Loans receivable - long term portion	4,227,268	4,410,689
Other assets	909,581	915,250	905,318
Deferred tax assets	767,267	850,774	178,430
TOTAL ASSETS	49,773,688	49,429,262	43,844,413
Accounts payable and accrued expenses	11,781,189	12,126,626
Accounts payable and accrued expenses - related party	220,887	599,125	1,733
Accrued interest	1,033,866	1,019,889	742,374
Lines of credit	4,362,327	4,743,557
Convertible notes payable, net of unamortized discount of $191,085 and $258,938, respectively	448,915	5,462,504	12,042,712
Derivative liability - convertible note	30,664	45,665	460,728
Notes payable	6,143,075	5,462,504
Notes payable - related party	455,035	464,264	501,675
ASSETS
Loans payable	1,000,000	366,171	502,869
CURRENT ASSETS:
Loans payable - related party	1,703,881	1,293,472
Taxes payable	1,192,178	1,324,722	760,446
Operating lease liability, current portion	158,359	138,450	200,204
Financing lease liability, current portion	71,861	73,078	89,926
Other current liabilities	1,193,683	1,255,824	361,340
TOTAL CURRENT LIABILITIES	29,795,920	29,928,238	34,290,207
Share settled debt obligation	1,554,590	1,554,590	1,554,590
Lines of credit - long-term portion	185,872	366,171
Notes payable - long term portion	6,885,806	12,356,384	10,771,882
Loans receivable		377,590	0
Operating lease liability, net of current portion	617,183	696,015	590,538
Financing lease liability, net of current portion	131,016	148,401	188,172
Prepaid expenses and other current assets - related party		3,263,241	3,468,653
TOTAL LIABILITIES	39,170,387	45,049,799	48,005,426
Commitments and Contingencies (see Note 14)		0	0
STOCKHOLDERS' EQUITY:
Series A preferred stock, stated value $1,000 per share, 6,000,000 shares authorized; 6,000 and 0 shares issued and outstanding as of March 31, 2022 and December 31, 2021; liquidation preference of $6,000,000 and $0, respectively	5,452,300	0	0
Common stock, $0.001 par value; 300,000,000 shares authorized; 18,611,980 and 17,544,509 shares issued and 18,224,556 and 17,157,085 outstanding as of March 31, 2022 and December 31, 2021, respectively	18,611	17,544	13,484
Additional paid-in capital	40,648,106	39,675,753	14,333,285
Treasury stock, 387,424 and 387,424 shares as of March 31, 2022 and December 31, 2021	(816,707)	(816,707)	(611,854)
Accumulated deficit	(34,142,159)	(34,345,506)	(18,750,824)
Accumulated other comprehensive loss	(556,850)	(151,621)	854,896
TOTAL STOCKHOLDERS' EQUITY	5,151,001	4,379,463	(4,161,013)
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY	49,773,688	49,429,263	43,844,413
TOTAL CURRENT ASSETS	41,627,053	40,878,730	40,772,946
TOTAL ASSETS	49,773,688	49,429,262	43,844,413
CURRENT LIABILITIES:
Accounts payable and accrued expenses		12,126,626	11,973,981
Lines of credit	4,362,327	4,743,557	4,573,815
Convertible notes payable, net of unamortized discount of $191,085 and $258,938, respectively		381,062	952,027
Loans payable		1,000,000	0
Loans payable - related party		1,293,472	1,629,246
TOTAL CURRENT LIABILITIES	29,795,920	29,928,238	34,290,207
Other liabilities		0	107,168
TOTAL LIABILITIES	$ 39,170,387	$ 45,049,799	$ 48,005,426